Details of all share options granted under the Schemes are set out below: (Details)	1 Months Ended							12 Months Ended
	Sep. 30, 2021 Number	Aug. 31, 2021 Number	Jul. 31, 2021 Number	Jun. 30, 2020 Number	Apr. 30, 2020 Number	Oct. 31, 2019 Number	Apr. 30, 2019 Number	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
IfrsStatementLineItems [Line Items]
Beginning of the year								1,482,978	336,026	158,966
Granted	120,000	50,000	1,709,000	1,363,000	100,000	50,000	219,000	1,879,000	1,463,000	269,000
Grant date								(150)	(33,737)
Forfeited								(728,552)	(282,311)	(91,940)
Beginning of the year								2,633,276	1,482,978	336,026
Options exercisable								179,632	195,171	131,094,000
Weighted average exercise price of outstanding options | £ / shares								£ 0.538	£ 0.835	£ 8.48
Weighted average exercise price of options forfeited | £ / shares								83.30	26.183
Weighted average exercise price of options forfeited | £ / shares								0.447	3.648	13.26
Weighted average exercise price of options granted | £ / shares								£ 0.276	£ 0.205	£ 1.38
Weighted average remaining contractual life of outstanding options								9 years	9 years 2 months 12 days	7 years 10 months 24 days
Date Of Grant 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Sep. 13, 2011	Sep. 13, 2011	Sep. 13, 2011
Beginning of the year								150	150	150
Granted								0
Grant date								(150)
Forfeited								0
Beginning of the year								0	150	150
Exercise Price | £ / shares								£ 83.80	£ 83.80	£ 83.80
30 June 2014 [member]
IfrsStatementLineItems [Line Items]
Grant date								Apr. 20, 2012	Apr. 20, 2012	Apr. 20, 2012
Beginning of the year								1,589	1,589	1,589
Granted								0
Grant date								0
Forfeited								0
Beginning of the year								1,589	1,589	1,589
Exercise Price | £ / shares								£ 83.80	£ 83.80	£ 83.80
Date Of Grant 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date								May 09, 2014	May 09, 2014	May 09, 2014
Beginning of the year								10,000	10,000	10,000
Granted								0
Grant date								0
Forfeited								0
Beginning of the year								10,000	10,000	10,000
Exercise Price | £ / shares								£ 1.50	£ 1.50	£ 1.50
Date Of Grant 9 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Beginning of the year								500	18,500	21,500
Granted								0
Grant date								0
Forfeited								0	(18,000)	(3,000)
Beginning of the year								500	500	18,500
Exercise Price | £ / shares								£ 1.50	£ 1.50	£ 1.50
Date Of Grant 11 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016
Beginning of the year								7,921	16,271	23,411
Granted								0
Grant date								0	(850)
Forfeited								(890)	(7,500)	(7,140)
Beginning of the year								7,031	7,921	16,271
Exercise Price | £ / shares								£ 53.60	£ 53.60	£ 53.60
Date Of Grant 17 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Dec. 19, 2016	Dec. 19, 2016	Dec. 19, 2016
Beginning of the year								10,018	22,391	35,866
Granted								0
Grant date								0	(1,562)
Forfeited								(2,062)	(10,811)	(13,475)
Beginning of the year								7,956	10,018	22,391
Exercise Price | £ / shares								£ 24.20	£ 24.20	£ 24.20
1 April 2010 [member]
IfrsStatementLineItems [Line Items]
Grant date								Dec. 15, 2017	Dec. 15, 2017	Dec. 15, 2017
Beginning of the year								3,300	29,560	45,885
Granted								0
Grant date								0	(13,310)
Forfeited								(2,100)	(12,950)	(16,325)
Beginning of the year								1,200	3,300	29,560
Exercise Price | £ / shares								£ 9.20	£ 9.20	£ 9.20
Date Of Grant 21 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Apr. 24, 2019	Apr. 24, 2019	Apr. 24, 2019
Beginning of the year								45,500	169,500	0
Granted								0		219,000
Grant date								0
Forfeited								(33,000)	(124,000)	(49,500)
Beginning of the year								12,500	45,500	169,500
Exercise Price | £ / shares								£ 1.46	£ 1.46	£ 1.46
Date Of Grant 22 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Oct. 02, 2019	Oct. 02, 2019	Oct. 02, 2019
Beginning of the year								30,000	50,000	0
Granted								0		50,000
Grant date								0
Forfeited								0	(20,000)
Beginning of the year								30,000	30,000	50,000
Exercise Price | £ / shares								£ 1.05	£ 1.05	£ 1.05
Date Of Grant 23 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Apr. 17, 2020	Apr. 17, 2020
Beginning of the year								100,000	0
Granted								0	100,000
Grant date								0
Forfeited								0
Beginning of the year								100,000	100,000	0
Exercise Price | £ / shares								£ 0.24	£ 0.24
Date Of Grant 24 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Jun. 17, 2020	Jun. 17, 2020
Beginning of the year								1,274,000	0
Granted								0	1,363,000
Grant date								0
Forfeited								(410,500)	(89,000)
Beginning of the year								863,500	1,274,000	0
Exercise Price | £ / shares								£ 0.202	£ 0.202
Date Of Grant 29 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Jul. 15, 2021
Beginning of the year								0
Granted								1,709,000
Grant date								0
Forfeited								(280,000)
Beginning of the year								1,429,000	0
Exercise Price | £ / shares								£ 0.28
Date Of Grant 33 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Aug. 02, 2021
Beginning of the year								0
Granted								50,000
Grant date								0
Forfeited								0
Beginning of the year								50,000	0
Exercise Price | £ / shares								£ 0.27
Date Of Grant 37 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Sep. 01, 2021
Beginning of the year								0
Granted								120,000
Grant date								0
Forfeited								0
Beginning of the year								120,000	0
Exercise Price | £ / shares								£ 0.26
13 September 2011 [member]
IfrsStatementLineItems [Line Items]
Grant date									Apr. 01, 2010	Apr. 01, 2010
Beginning of the year								0	1,255	1,255
Grant date									(1,255)
Beginning of the year									0	1,255
Exercise Price | £ / shares									£ 80.00	£ 80.00
Date Of Grant 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Aug. 20, 2010	Aug. 20, 2010
Beginning of the year									2,088	2,088
Grant date									(2,088)
Beginning of the year										2,088
Exercise Price | £ / shares									£ 83.80	£ 83.80
Date Of Grant 10 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Jul. 11, 2014	Jul. 11, 2014
Beginning of the year									100	100
Grant date									(50)
Forfeited									(50)
Beginning of the year										100
Exercise Price | £ / shares									£ 1.50	£ 1.50
Date Of Grant 12 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 14, 2016	Dec. 14, 2016
Beginning of the year									400	400
Grant date									(400)
Beginning of the year										400
Exercise Price | £ / shares									£ 31.00	£ 31.00
Date Of Grant 13 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 14, 2016	Dec. 14, 2016
Beginning of the year									500	500
Grant date									(500)
Beginning of the year										500
Exercise Price | £ / shares									£ 34.00	£ 34.00
Date Of Grant 14 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 14, 2016	Dec. 14, 2016
Beginning of the year									2,000	2,000
Grant date									(2,000)
Beginning of the year										2,000
Exercise Price | £ / shares									£ 37.40	£ 37.40
Date Of Grant 15 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 14, 2016	Dec. 14, 2016
Beginning of the year									1,625	1,625
Grant date									(1,625)
Beginning of the year										1,625
Exercise Price | £ / shares									£ 37.60	£ 37.60
Date Of Grant 16 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 15, 2016	Dec. 15, 2016
Beginning of the year									4,600	4,600
Grant date									(4,600)
Beginning of the year										4,600
Exercise Price | £ / shares									£ 24.20	£ 24.20
Date Of Grant 19 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Apr. 02, 2018	Apr. 02, 2018
Beginning of the year									997	997
Grant date									(997)
Beginning of the year										997
Exercise Price | £ / shares									£ 16.60	£ 16.60
Date Of Grant 20 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Apr. 02, 2018	Apr. 02, 2018
Beginning of the year									4,500	4,500
Grant date									(4,500)
Beginning of the year										4,500
Exercise Price | £ / shares									£ 24.20	£ 24.20
Date Of Grant 50 [Member]
IfrsStatementLineItems [Line Items]
Grant date										Oct. 31, 2016
Beginning of the year										2,500
Forfeited										(2,500)
Beginning of the year
Exercise Price | £ / shares										£ 34.20